Equity (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Options
Options Outstanding as of December 31, 2018 | shares	2,551,743
Exercised | shares	(249,956)
Forfeited | shares	(340,255)
Options Outstanding as of December 31, 2019 | shares	1,961,532
Options exercisable as of December 31, 2019 | shares	1,585,035
Weighted Average Exercise Price
Options Outstanding as of December 31, 2018 | $ / shares	$ 30.82
Exercised | $ / shares	20.54
Forfeited | $ / shares	36.43
Options Outstanding as of December 31, 2019 | $ / shares	31.16
Options exercisable as of December 31, 2019 | $ / shares	$ 33.73